JENNIFER M. GOODMAN

312-609-7732

jgoodman@vedderprice.com

December 2, 2008

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	DWS Balanced Fund (the “Registrant”); File No. 811-01236

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS Value Builder Fund, Inc. (“Value Builder Fund”) (File No. 811-06600) into the Registrant.

It is currently expected that a special meeting of shareholders of Value Builder Fund will be held on March 27, 2009. Accordingly, we plan to mail the proxy materials to Value Builder Fund shareholders on or about January 16, 2009. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by January 2, 2009, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7732 or John S. Marten at (312) 609-7753.

Very truly yours,

/s/ Jennifer M. Goodman

Enclosures